Cash And Cash Equivalents - Concentration of Cash and Cash Equivalents by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 2,387	$ 2,352	$ 2,939	$ 908
United States of America
Disclosure of geographical areas [line items]
Cash and cash equivalents	481	484
Republic of Singapore
Disclosure of geographical areas [line items]
Cash and cash equivalents	1,666	1,775
Other
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 240	$ 93